SEGMENTED INFORMATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [abstract]
Total revenue from mining operations	$ 33,358,641	$ 30,105,336	$ 14,924,798